Property, Plant and Equipment	3 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 7.	Property, Plant and Equipment
Property, plant and equipment consists primarily of network equipment and other long-lived assets used to provide service to our subscribers. As a result of our network modernization and shut-down of the Nextel platform, estimated useful lives of related equipment were shortened, causing incremental depreciation charges during this period of implementation. The incremental effect of accelerated depreciation expense totaled approximately $800 million and $360 million for the Predecessor 191-day period ended July 10, 2013 and unaudited three month-period March 31, 2013, respectively, and $2.1 billion for the Predecessor year ended December 31, 2012, of which the majority related to shortened useful lives of Nextel platform assets for all periods.
The components of property, plant and equipment, and the related accumulated depreciation for the Predecessor and Successor periods were as follows:

	Successor		Predecessor
	March 31, 2014	December 31, 2013	December 31, 2012
	(in millions)
Land	$265	$265	$330
Network equipment, site costs and related software	14,902	13,524	37,692
Buildings and improvements	745	725	4,893
Non-network internal use software, office equipment and other	866	794	1,860
Construction in progress	1,970	2,677	3,123
Less: accumulated depreciation	(2,449)	(1,821)	(34,291)
Property, plant and equipment, net	$16,299	$16,164	$13,607

Network equipment, site costs and related software includes switching equipment, cell site towers, site development costs, radio frequency equipment, network software, digital fiber optic cable, transport facilities and transmission-related equipment. Buildings and improvements principally consists of owned general office facilities, retail stores and leasehold improvements. Non-network internal use software, office equipment and other primarily consists of furniture, information technology systems and equipment and vehicles. Construction in progress, which is not depreciated until placed in service, primarily includes materials, transmission and related equipment, labor, engineering, site development costs, interest and other costs relating to the construction and development of our network.